Related party transactions - Schedule of Compensation of Key Management Personnel (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Compensation
Salaries and other short-term benefits	£ 15	£ 14	£ 16
Share-based payments	24	20	22
Total compensation	£ 39	£ 34	£ 38